Changes in Liabilities Arising From Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities - Parent (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	£ 61,548	£ 54,694
Cash flows from financing activities	(4,077)	5,687
Cash flows from operating activities	(548)	(2,762)
- Unrealised foreign exchange	(1,741)	(1,936)
- Other changes	758	5,865
Ending Balance	55,940	61,548
Debt Securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	55,906	48,860
Cash flows from financing activities	(3,839)	7,272
Cash flows from operating activities	(548)	(2,760)
- Unrealised foreign exchange	(1,647)	(2,085)
- Other changes	299	4,619
Ending Balance	50,171	55,906
Subordinated liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	3,601	3,793
Cash flows from financing activities	0	(277)
Cash flows from operating activities	0	(2)
- Unrealised foreign exchange	(94)	149
- Other changes	21	(62)
Ending Balance	3,528	3,601
Other Equity Instruments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,041	2,041
Cash flows from financing activities	196
Cash flows from operating activities	0
- Unrealised foreign exchange	0
- Other changes	4
Ending Balance	2,241	2,041
Dividends Paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0
Cash flows from financing activities	(434)	(1,308)
Cash flows from operating activities	0
- Unrealised foreign exchange	0
- Other changes	434	1,308
Ending Balance	0	0
Santander UK Group Holdings plc [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	12,521	9,413
Cash flows from financing activities	(208)	1,390
Cash flows from operating activities	0	(7)
- Unrealised foreign exchange	(371)	418
- Other changes	398	1,307
Ending Balance	12,340	12,521
Santander UK Group Holdings plc [member] | Debt Securities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	9,295	6,256
Cash flows from financing activities	0	2,658
Cash flows from operating activities	0	(7)
- Unrealised foreign exchange	(327)	418
- Other changes	(11)	(30)
Ending Balance	8,957	9,295
Santander UK Group Holdings plc [member] | Subordinated liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	1,185	1,116
Cash flows from financing activities	0
Cash flows from operating activities	0
- Unrealised foreign exchange	(44)
- Other changes	1	69
Ending Balance	1,142	1,185
Santander UK Group Holdings plc [member] | Other Equity Instruments [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	2,041	2,041
Cash flows from financing activities	196
Cash flows from operating activities	0
- Unrealised foreign exchange	0
- Other changes	4
Ending Balance	2,241	2,041
Santander UK Group Holdings plc [member] | Dividends Paid [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	0
Cash flows from financing activities	(404)	(1,268)
Cash flows from operating activities	0
- Unrealised foreign exchange	0
- Other changes	404	1,268
Ending Balance	£ 0	£ 0